UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 131.0%
Alabama - 1.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,644,540

Arizona - 3.9%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,193,410
Pinal County, AZ, Electric District No. 3	4.000%	7/1/23	1,000,000	1,089,350
Pinal County, AZ, Electric District No. 3	5.000%	7/1/24	1,760,000	2,017,734
Pinal County, AZ, Electric District No. 3	5.000%	7/1/25	1,280,000	1,465,946

Total Arizona				5,766,440

California - 18.2%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,356,460
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.120%	4/1/24	2,000,000	1,985,360	(a)(b)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,193,420	(c)(d)
California State, GO	0.834%	12/1/17	1,500,000	1,517,040	(a)(b)
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,181,760
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	565,000	562,243
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,043,579
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,178,050
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,189,880
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,706,050
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,749,376
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,290,540
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	430,000	436,463
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	366,012

Total California				26,756,233

Colorado - 6.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Charter School, Bromley School Project, XLCA	5.125%	9/15/20	1,155,000	1,157,391
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,256,740
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,816,098
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	752,183

Total Colorado				8,982,412

Connecticut - 0.9%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	1,320,000	1,323,947

Florida - 11.6%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,171,150	(e)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	545,000	602,683
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,686,945
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,418,040	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,101,190	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,755,195
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,222,720

Total Florida				16,957,923

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 5.0%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	$2,000,000	$2,388,480	(f)
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,015,210	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,240,500
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,133,620
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	553,195

Total Georgia				7,331,005

Illinois - 5.0%
Chicago, IL, GO	5.500%	1/1/30	1,000,000	968,150
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	982,609
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	165,000	167,810	(g)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,855,854
Illinois State Sports Facilities Authority Revenue, State Tax Supported	5.250%	6/15/30	3,000,000	3,303,270

Total Illinois				7,277,693

Indiana - 7.3%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,103,980
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,617,040
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, Assured Guaranty	5.000%	10/1/23	4,000,000	4,448,920
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	568,470	(c)

Total Indiana				10,738,410

Iowa - 1.5%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,020,000	1,076,100
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,010,000	1,097,860

Total Iowa				2,173,960

Louisiana - 3.1%
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/29	2,000,000	2,240,280	(c)
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/30	2,000,000	2,226,800	(c)

Total Louisiana				4,467,080

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 6.7%
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	$600,000	$618,390	(d)
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	1,000,000	1,155,740
Michigan State Housing Development Authority, Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,817,329
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,242,800	(c)

Total Michigan				9,834,259

Nevada - 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,410,360

New Hampshire - 4.7%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,941,696

New Jersey - 13.5%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	1,000,000	1,076,020
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,250,000	1,306,450	(c)
School Facilities Construction	5.000%	3/1/29	5,000,000	5,081,200
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,428,480	(f)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	3,385,000	3,693,915
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,266,280
New Jersey State Turnpike Authority Revenue	0.550%	1/1/16	2,000,000	1,999,300	(a)(b)

Total New Jersey				19,851,645

New Mexico - 1.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,236,345
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,466,647

Total New Mexico				2,702,992

New York - 7.4%
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	750,000	751,342	(a)(b)(c)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	2,000,000	2,256,040
New York State Thruway Authority Revenue, AMBAC	5.000%	4/1/21	1,735,000	1,741,645
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	236,396
New York, NY, GO	5.000%	8/1/21	4,000,000	4,685,280
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,202,550

Total New York				10,873,253

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	1,750,000	1,976,065	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.7%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	$1,000,000	$1,072,710

Oklahoma - 2.0%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,849,950

Oregon - 0.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	641,711

Pennsylvania - 3.6%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	500,000	544,675
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,204,183	(f)
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,081,400
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,415,070

Total Pennsylvania				5,245,328

Tennessee - 5.4%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,308,983
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,664,352

Total Tennessee				7,973,335

Texas - 7.3%
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	1,000,000	1,157,100	(c)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,182,650
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	500,000	533,155
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,162,320
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,240,960
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.388%	7/2/24	125,000	126,224	(a)(c)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,285,180

Total Texas				10,687,589

Virginia - 4.7%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	619,520	(f)
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,181,678	(f)
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,864,994	(f)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,150,520	(c)

Total Virginia				6,816,712

Washington - 1.4%
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,168,680	(f)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	875,000	889,044	(d)

Total Washington				2,057,724

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 3.3%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	$2,105,000	$2,357,558
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,416,380	(c)

Total Wisconsin				4,773,938

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,728,031)				192,128,910

SHORT-TERM INVESTMENTS - 0.9%
New York - 0.6%
New York City, NY, HDC, MFH Rent Revenue, Royal Properties, LIQ-FNMA	0.010%	4/15/35	600,000	600,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.130%	6/15/32	125,000	125,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	100,000	100,000	(h)(i)

Total New York				825,000

North Carolina - 0.3%
Charlotte, NC, COP, Convention Facility Project, SPA-Wells Fargo Bank N.A.	0.020%	12/1/21	400,000	400,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.100%	11/1/34	100,000	100,000	(h)(i)

Total North Carolina				500,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,325,000)				1,325,000

TOTAL INVESTMENTS - 131.9% (Cost - $181,053,031#)				193,453,910
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (1.8)%				(2,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (32.3)%				(47,400,000)
Other Assets in Excess of Liabilities - 2.2%				3,268,634

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$146,722,544

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
XLCA	— XL Capital Assurance Inc.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$192,128,910	—	$192,128,910

Short-term investments†	—	1,325,000	—	1,325,000

Total investments	—	$193,453,910	—	$193,453,910

Other financial instruments:
Futures contracts	$55,501	—	—	$55,501

Total	$55,501	$193,453,910	—	$193,509,411

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,338,650
Gross unrealized depreciation	(937,771)

Net unrealized appreciation	$12,400,879

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	14	12/15	$2,220,251	$2,164,750	$55,501

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015